Other Current and Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	As of	As of
	June 30, 2025	December 31, 2024
Straight-lining of revenue	$25,268	$22,170
Marketable securities	107,919	60,850
Claims receivable	14,970	14,387
Other current assets	10,005	16,243
Total other current assets	$158,162	$113,650

Straight-lining of revenue	$39,319	$47,423
Other non-current assets	20,969	10,358
Total other non-current assets	$60,288	$57,781